Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Deferred Revenue [Abstract]
Disclosure of detailed information about changes in deferred revenue [Table Text Block]
Balance, January 1, 2022	$515,326
Amortization of deferred revenue (note 7a)
Liability drawdown	(72,229)
Variable consideration adjustments - prior periods	(959)
Accretion on streaming arrangements (note 7f)
Current year additions	28,718
Variable consideration adjustments - prior periods	(940)
Effects of changes in foreign exchange	(378)
Balance, December 31, 2022	$469,538
Amortization of deferred revenue (note 7a)
Liability drawdown	(72,424)
Variable consideration adjustments - prior periods	(4,885)
Accretion on streaming arrangements (note 7f)
Current year-to-date additions	26,387
Variable consideration adjustments - prior periods	(96)
Balance, December 31, 2023	$418,520

Disclosure of detailed information about deferred revenue [Table Text Block]
	Dec. 31, 2023	Dec. 31, 2022
Current	$87,672	$64,658
Non-current	330,848	404,880
	$418,520	$469,538